Risk management - Credit Risk from Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Loans and advances to customers	€ 882,921	€ 848,915	€ 790,470
Credit risk increase percentage	4.00%
Nonperforming
Credit risk
Loans and advances to customers	€ 35,692
Non-performing rate (as a percent)	3.73%
Percentage decrease in non-performing loans (NPLs)	(5.10%)
Percentage decrease in non-performing loans ratio	0.35%
Percentage decrease in provision for credit losses	2.60%
Percentage of decrease in cost of credit	0.07%
Decrease in nonperforming coverage ratio percent	(2.60%)
Cost of credit	1.00%
Nonperforming | Accumulated impairment
Credit risk
Financial assets	€ (8,873)
Banco Santander S.A.
Credit risk
Credit risk with customers	€ 958,153	€ 920,968	€ 855,510
Non-performing rate (as a percent)	4.08%	4.08%	3.93%
Banco Santander S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 35,692	€ 37,596	€ 33,643
SPAIN | Gross carrying amount
Credit risk
Financial assets	215,764	227,446	161,372
SPAIN | Accumulated impairment
Credit risk
Financial assets	€ (1,244)
SPAIN | Nonperforming
Credit risk
Non-performing rate (as a percent)	7.32%
UK
Credit risk
Credit risk increase percentage	4.00%
UNITED STATES | Santander Consumer USA Holdings Inc.
Credit risk
Non-performing rate (as a percent)	7.73%
Coverage rate (as a percent)	155.00%
Cost of credit	10.01%
Europe Segment [Member]
Credit risk
Credit risk with customers	€ 688,810	€ 671,776	€ 586,706
Non-performing rate (as a percent)	3.67%	4.16%	3.96%
Percentage of credit risk diversification	72.00%
Europe Segment [Member] | Nonperforming
Credit risk
Loans and advances to customers	€ 25,287	€ 27,964	€ 23,216
Europe Segment [Member] | Santander Consumer Finance, S.A.
Credit risk
Credit risk with customers	€ 97,922	€ 92,589	€ 88,061
Non-performing rate (as a percent)	2.29%	2.50%	2.68%
Europe Segment [Member] | Santander Consumer Finance, S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 2,244	€ 2,319	€ 2,357
Europe Segment [Member] | SPAIN
Credit risk
Credit risk with customers	€ 227,401	€ 237,327	€ 162,431
Non-performing rate (as a percent)	7.32%	7.70%	8.18%
Europe Segment [Member] | SPAIN | Nonperforming
Credit risk
Loans and advances to customers	€ 16,651	€ 18,270	€ 13,281
Europe Segment [Member] | UK
Credit risk
Credit risk with customers	€ 252,914	€ 242,993	€ 251,654
Non-performing rate (as a percent)	1.08%	1.32%	1.39%
Europe Segment [Member] | UK | Nonperforming
Credit risk
Loans and advances to customers	€ 2,739	€ 3,210	€ 3,497
Europe Segment [Member] | PORTUGAL
Credit risk
Credit risk with customers	€ 38,340	€ 39,394	€ 30,540
Non-performing rate (as a percent)	5.94%	7.51%	8.81%
Europe Segment [Member] | PORTUGAL | Nonperforming
Credit risk
Loans and advances to customers	€ 2,279	€ 2,959	€ 2,691
Europe Segment [Member] | POLAND
Credit risk
Credit risk with customers	€ 30,783	€ 24,391	€ 21,902
Non-performing rate (as a percent)	4.28%	4.57%	5.42%
Europe Segment [Member] | POLAND | Nonperforming
Credit risk
Loans and advances to customers	€ 1,317	€ 1,114	€ 1,187
North America Segment [Member]
Credit risk
Credit risk with customers	€ 125,916	€ 106,129	€ 121,391
Non-performing rate (as a percent)	2.79%	2.77%	2.39%
Percentage of credit risk diversification	13.00%
North America Segment [Member] | Nonperforming
Credit risk
Loans and advances to customers	€ 3,510	€ 2,935	€ 2,907
North America Segment [Member] | Santander Bank, National Association
Credit risk
Credit risk with customers	€ 51,049	€ 44,237	€ 54,040
Non-performing rate (as a percent)	0.88%	1.21%	1.33%
North America Segment [Member] | Santander Bank, National Association | Nonperforming
Credit risk
Loans and advances to customers	€ 450	€ 536	€ 717
North America Segment [Member] | Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	€ 26,424	€ 24,079	€ 28,590
Non-performing rate (as a percent)	7.73%	5.86%	3.84%
North America Segment [Member] | Santander Consumer USA Holdings Inc. | Nonperforming
Credit risk
Loans and advances to customers	€ 2,043	€ 1,410	€ 1,097
North America Segment [Member] | UNITED STATES
Credit risk
Credit risk with customers	€ 92,152	€ 77,190	€ 91,709
Non-performing rate (as a percent)	2.92%	2.79%	2.28%
North America Segment [Member] | UNITED STATES | Nonperforming
Credit risk
Loans and advances to customers	€ 2,688	€ 2,156	€ 2,088
North America Segment [Member] | MEXICO
Credit risk
Credit risk with customers	€ 33,764	€ 28,939	€ 29,682
Non-performing rate (as a percent)	2.43%	2.69%	2.76%
North America Segment [Member] | MEXICO | Nonperforming
Credit risk
Loans and advances to customers	€ 822	€ 779	€ 819
South America Segment [Member]
Credit risk
Credit risk with customers	€ 138,134	€ 138,577	€ 143,468
Non-performing rate (as a percent)	4.81%	4.82%	5.24%
Percentage of credit risk diversification	14.00%
South America Segment [Member] | Nonperforming
Credit risk
Loans and advances to customers	€ 6,639	€ 6,685	€ 7,514
South America Segment [Member] | BRAZIL
Credit risk
Credit risk with customers	€ 84,212	€ 83,076	€ 89,572
Non-performing rate (as a percent)	5.25%	5.29%	5.90%
South America Segment [Member] | BRAZIL | Nonperforming
Credit risk
Loans and advances to customers	€ 4,418	€ 4,391	€ 5,286
South America Segment [Member] | CHILE
Credit risk
Credit risk with customers	€ 41,268	€ 40,406	€ 40,864
Non-performing rate (as a percent)	4.66%	4.96%	5.05%
South America Segment [Member] | CHILE | Nonperforming
Credit risk
Loans and advances to customers	€ 1,925	€ 2,004	€ 2,064
South America Segment [Member] | ARGENTINA
Credit risk
Credit risk with customers	€ 5,631	€ 8,085	€ 7,318
Non-performing rate (as a percent)	3.17%	2.50%	1.49%
South America Segment [Member] | ARGENTINA | Nonperforming
Credit risk
Loans and advances to customers	€ 179	€ 202	€ 109